Financial Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance income		$ 9,686	$ 5,517	$ 6,830
Special Mining Burden [Member]
Finance income	[1]	18,574	0	0
Other financial income [Member]
Finance income		$ 9,515	$ 5,350	$ 954

[1]	Represents interest related to the GEM refund from the period October 2012 through December 2013 of US$18.6 million (see note 13(d)).